Label	Element	Value
ARBITRAGE FUND | ARBITRAGE FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	ARBITRAGE FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital growth by engaging in merger arbitrage.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” beginning on page 43 of the statutory prospectus and in Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers.”

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase. A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the financial highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares approximately eight years after purchase if the conversion is available through your financial intermediary. This Example reflects your costs as though Class C shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	220.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests in equity securities of companies (both U.S. and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any market capitalization. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The Fund’s investment adviser (the “Adviser”) uses various investment strategies, including short selling and the purchasing and selling of options, in an attempt to preserve capital during times of market stress and to minimize market exposure, correlation, and volatility. The Adviser expects the Fund’s assets to be invested across various industries; however, if for example, a large percentage (namely, at least 50%) of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

The most common merger arbitrage activity, and the approach the Fund primarily uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities, as per the terms of the transaction, may be sold short. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Furthermore, the Fund may invest in other investment companies, including other funds advised by the Adviser, and in exchange traded funds (“ETFs”).

The Fund generally engages in active and frequent trading of portfolio securities to achieve its investment objective. The Fund will generally sell or close out a security when the securities of the companies involved in the transaction no longer meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied from year to year and by showing how the Fund’s average annual returns for the past one-, five-, ten-year and since inception periods compare with those of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index.

The bar chart presents the calendar year total returns of the Fund’s Class R Shares before taxes. Returns shown in the bar chart do not reflect sales charges applicable to other share classes, which would reduce performance results. The performance table reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I, Class C and Class A shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.arbitragefunds.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied from year to year and by showing how the Fund’s average annual returns for the past one-, five-, ten-year and since inception periods compare with those of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.arbitragefunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Annual Total Returns through December 31, 2025 – Class R Shares
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns shown in the bar chart do not reflect sales charges applicable to other share classes, which would reduce performance results.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 3.66% during the quarter ended June 30, 2020 and the lowest return for a quarter was 2.90% during the quarter ended June 30, 2022.

The year-to-date return of the Fund’s Class R shares through June 30, 2026 is 1.56%.

While the Class I, Class C, and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C, and Class A shares will differ from that shown since the Classes do not have the same expenses or inception dates.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	1.56%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	3.66%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	2.90%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	To meet regulatory requirements, the S&P 500® Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The S&P 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The table below shows the Fund’s average annual total returns for Class R shares, Class I shares, Class C shares, and Class A shares compared with those of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The returns in the table below reflect the maximum applicable sales charges for the relevant share class. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts).

Class C shares automatically convert to Class A shares approximately eight years after purchase if the conversion is available through your financial intermediary. In the table below, the performance for Class C shares does not reflect the conversion of Class C shares to Class A shares after eight years.

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The indexes are not intended to, and do not, parallel the risk or investment style of the Fund’s investment strategy.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns
ARBITRAGE FUND | ARBITRAGE FUND | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money.
ARBITRAGE FUND | ARBITRAGE FUND | Merger Arbitrage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Merger Arbitrage Risk: The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed corporate reorganizations in which the Fund invests may not be completed or may be completed on less favorable terms than originally anticipated, in which case the Fund may realize losses.

ARBITRAGE FUND | ARBITRAGE FUND | Short Sale Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Short Sale Risk: The Fund may obtain short exposure by borrowing a security to sell or by trading a derivative instrument that has a similar economic effect, such as a future, forward or swap. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. There is no theoretical ceiling to the price of a shorted security. Therefore, in theory, securities sold short have unlimited risk. Short sales also expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the Fund’s performance. When the Fund sells a security short, it must maintain cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets could limit the Fund’s ability to pursue other opportunities as they arise. Short exposure generally introduces more risk to the Fund than long positions (purchases). It is also possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increases, thereby increasing potential losses to the Fund.

ARBITRAGE FUND | ARBITRAGE FUND | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Active Management Risk: The Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

ARBITRAGE FUND | ARBITRAGE FUND | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Concentration Risk: If a large percentage of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

ARBITRAGE FUND | ARBITRAGE FUND | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High Portfolio Turnover Risk: The Fund normally expects to engage in active and frequent trading and expects to have a high portfolio turnover rate (over 100%). This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

ARBITRAGE FUND | ARBITRAGE FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Transaction costs may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies held by the Fund or by funds in which the Fund invests (and any dividends and interest earned) may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign governments and economies often are less stable than the U.S. Government and the U.S. economy, and foreign companies may not be subject to the same regulatory requirements and accounting, auditing, and financial reporting standards of U.S. companies. As a consequence, there may be less publicly available information about such companies, which may negatively affect the value of foreign securities held by the Fund.

ARBITRAGE FUND | ARBITRAGE FUND | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk: The value of the Fund’s investments, and the net asset value (“NAV”) of the Fund, will fluctuate over time, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may experience short-term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the value of the Fund’s investments, and investors could lose money due to this price fluctuation. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates, changes in interest rates, or adverse investor sentiment. Geopolitical and other risks, including terrorism, war and sanctions, and environmental and public health risks (such as natural disasters, epidemics, and pandemics), may add to instability in world economies and markets generally. This uncertainty could lead to corporate events such as mergers, acquisitions, and restructurings breaking, forcing the Fund to allocate assets to other strategies. The extent and duration of such market disruptions cannot be predicted but could magnify the impact of other risks to the Fund, could have a significant adverse impact on the Fund and its investments, and could result in increased volatility of the Fund’s NAV.

ARBITRAGE FUND | ARBITRAGE FUND | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector Risk: The securities of companies in the same or related businesses (“sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and may adversely affect the value of the Fund’s portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or if the Fund’s portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

ARBITRAGE FUND | ARBITRAGE FUND | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased), and swap contracts.

ARBITRAGE FUND | ARBITRAGE FUND | Hedging Transaction Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Hedging Transaction Risk: Instruments used to hedge against an opposite position may offset losses, but they also may offset gains. The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund’s portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

ARBITRAGE FUND | ARBITRAGE FUND | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Counterparty Risk: The Fund may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed, and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

ARBITRAGE FUND | ARBITRAGE FUND | Temporary Investment/Cash Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Temporary Investment/Cash Management Risk: The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political or other conditions, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers’ acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

ARBITRAGE FUND | ARBITRAGE FUND | Swap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Swap Risk: The Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

ARBITRAGE FUND | ARBITRAGE FUND | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

ARBITRAGE FUND | ARBITRAGE FUND | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. To enhance investment value and/or protect shareholder rights, from time to time, the Fund may participate in various types of litigation, including but not limited to shareholder appraisal rights petitions and class action lawsuits. If the Fund exercises its appraisal rights, it may experience limited liquidity on its investment while the subject securities are being appraised. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

ARBITRAGE FUND | ARBITRAGE FUND | Investment Company and ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment Company and ETF Risk: Investing in securities issued by other investment companies, including ETFs, involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Unlike shares of typical mutual funds, shares of ETFs are traded on an exchange through a trading day and bought and sold based on market values and not at NAV. For this reason, shares could trade either at a premium or a discount to NAV. The trading price of an ETF is expected to closely track the actual NAV of an ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

ARBITRAGE FUND | ARBITRAGE FUND | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund’s NAV may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

ARBITRAGE FUND | ARBITRAGE FUND | Market Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk: The securities of small-capitalization and mid-capitalization companies may be less liquid and more vulnerable to adverse business, economic, or market events than securities of relatively larger, more established companies. Larger, more established companies may be unable to attain the high growth rates of successful, smaller- and medium-sized companies during periods of economic expansion.

ARBITRAGE FUND | ARBITRAGE FUND | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment in the Fund. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. The return of currency forward and futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks. Further, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to non-U.S. currencies may not be hedged.

ARBITRAGE FUND | ARBITRAGE FUND | Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.12%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	oef_Component1OtherExpensesOverAssets	0.01%
All Remaining Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.71%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,019
ARBITRAGE FUND | ARBITRAGE FUND | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.12%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	oef_Component1OtherExpensesOverAssets	0.01%
All Remaining Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.46%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,746
ARBITRAGE FUND | ARBITRAGE FUND | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.12%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	oef_Component1OtherExpensesOverAssets	0.01%
All Remaining Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.46%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 349
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	767
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,311
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,796
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,796
ARBITRAGE FUND | ARBITRAGE FUND | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.12%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	oef_Component1OtherExpensesOverAssets	0.01%
All Remaining Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.71%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 444
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,178
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,239
ARBITRAGE FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.92%	[5],[6]
ARBITRAGE FUND | Bloomberg U.S. Treasury Bill Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.30%	[7]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.19%	[7]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.20%	[7]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.92%	[6],[7]
ARBITRAGE FUND | S&P 500® Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%	[8]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%	[8]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%	[8]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.29%	[6],[8]
ARBITRAGE FUND | Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	3.38%
Annual Return [Percent]	oef_AnnlRtrPct	2.60%
Annual Return [Percent]	oef_AnnlRtrPct	2.12%
Annual Return [Percent]	oef_AnnlRtrPct	3.56%
Annual Return [Percent]	oef_AnnlRtrPct	5.43%
Annual Return [Percent]	oef_AnnlRtrPct	0.85%
Annual Return [Percent]	oef_AnnlRtrPct	(1.02%)
Annual Return [Percent]	oef_AnnlRtrPct	5.94%
Annual Return [Percent]	oef_AnnlRtrPct	2.62%
Annual Return [Percent]	oef_AnnlRtrPct	8.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.87%	[6]
Performance Inception Date	oef_PerfInceptionDate	Sep. 18, 2000
ARBITRAGE FUND | Class R | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.94%	[6]
ARBITRAGE FUND | Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.75%	[6]
ARBITRAGE FUND | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.27%	[6]
Performance Inception Date	oef_PerfInceptionDate	Oct. 17, 2003
ARBITRAGE FUND | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.95%	[6]
Performance Inception Date	oef_PerfInceptionDate	Jun. 01, 2012
ARBITRAGE FUND | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.69%	[6]
Performance Inception Date	oef_PerfInceptionDate	Jun. 01, 2013

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the financial highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.
[3]	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.
[4]	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
[5]	The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[6]	The inception date for Class R shares is September 18, 2000, the inception date for Class I shares is October 17, 2003, the inception date for Class C shares is June 1, 2012, and the inception date for the Class A shares is June 1, 2013. The “Since Inception” returns reflected for the S&P 500® Index, the Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index are based on the inception date for Class R shares.
[7]	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
[8]	To meet regulatory requirements, the S&P 500® Index serves as the Fund’s broad-based securities market index, providing a broad measure of market performance. The S&P 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.